UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03329

Variable Insurance Products Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2019

This report on Form N-CSR relates solely to the Registrant’s VIP Floating Rate High Income Portfolio series (the “Fund”).

Item 1.

Reports to Stockholders

Fidelity® Variable Insurance Products:

Floating Rate High Income Portfolio

Annual Report

December 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2019	Past 1 year	Past 5 years	Life of fundA
Initial Class	8.79%	4.23%	3.53%
Investor Class	8.88%	4.21%	3.51%

 A From April 9, 2014

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Floating Rate High Income Portfolio - Initial Class on April 9, 2014, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P®/LSTA Leveraged Performing Loan Index performed over the same period.

Period Ending Values
$12,202	VIP Floating Rate High Income Portfolio - Initial Class
$12,680	S&P®/LSTA Leveraged Performing Loan Index

Management's Discussion of Fund Performance

Market Recap:  High-yield bank loans gained 8.70% for the 12 months ending December 31, 2019, as measured by the S&P/LSTA® Leveraged Performing Loan Index. Loans and other risk assets declined sharply late in 2018, but rebounded early in 2019 after the U.S. Federal Reserve indicated that mild inflation would give it greater flexibility to set policy. Loan prices seesawed lower then higher from March through June, amid a mix of factors. Retail investors concluded that the Fed was unlikely to raise rates in the near term, dampening demand for loans. In July, steady inflows from collateralized loan obligations aided bank loans. However, the tide shifted in August, as a reescalation of trade tension with China stoked volatility. Loans rose modestly in September, helped by strong demand for higher-quality issues, and then fell in October as the Fed cut its policy rate for the third time in 2019. The asset class ended the period strongly, rallying in December on optimism that President Trump would sign a phase-one trade deal with China. Nearly all industries within the index posted a gain in 2019, led by cable & satellite television (+12%). Insurance, building & development, and electronics/electrical each rose about 11%. Conversely, nonferrous metals/ minerals (-9%) and oil & gas (-1%) were notable laggards, reflecting investors’ tendency to punish lower-quality issuers that missed financial forecasts. By credit quality, mid-tier and higher-quality loans did best, aided by strong investor demand.

Comments from Co-Portfolio Managers Eric Mollenhauer and Kevin Nielsen:  For the year, the fund's share classes gained about 9%, roughly in line with the benchmark S&P/LSTA® Leveraged Performing Loan Index. Security selection contributed to the fund’s performance versus the benchmark, especially in the business equipment & services, health care, drugs, retailers and all telecom segments. Avoiding underperforming benchmark members in retail, oil & gas, and several other segments worked well, as 12 of the fund’s top-18 relative contributors were poor-performing loans we did not own. The only notable relative detractor was a cash allocation of about 5% of assets, on average. From a credit-quality standpoint, selections among loans rated B added the most value on a relative basis. The top individual relative contributors were overweightings in generic-drug maker Lannett (+31%) and not owning energy infrastructure engineering company and index member McDermott Technology Americas. On the downside, the two-largest relative detractors among the fund’s loan holdings were overweightings in oil & gas producers Gavilan Resources (-31%) and California Resources. Given the market's strong performance in 2019, we think returns are likely to be coupon-driven in the months ahead.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Five Holdings as of December 31, 2019

(by issuer, excluding cash equivalents)	% of fund's net assets
Bass Pro Shops LLC.	2.4
Intelsat Jackson Holdings SA	1.8
Asurion LLC	1.6
TransDigm, Inc.	1.2
MA FinanceCo. LLC	1.1
8.1

Top Five Market Sectors as of December 31, 2019

% of fund's net assets
Technology	15.9
Telecommunications	6.3
Services	6.2
Energy	6.2
Healthcare	5.5

Quality Diversification (% of fund's net assets)

As of December 31, 2019
BBB	4.0%
BB	26.8%
B	56.2%
CCC,CC,C	3.3%
D	0.1%
Not Rated	0.7%
Equities	0.1%
Short-Term Investments and Net Other Assets	8.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of December 31, 2019*
Bank Loan Obligations	87.1%
Nonconvertible Bonds	4.0%
Common Stocks	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	8.8%

 * Foreign investments - 10.4%

Schedule of Investments December 31, 2019

Showing Percentage of Net Assets

Bank Loan Obligations - 87.1%
	Principal Amount	Value
Aerospace - 1.6%
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.19% 6/19/26 (a)(b)(c)	$249,375	$245,841
TransDigm, Inc.:
Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.2994% 5/30/25 (a)(b)(c)	970,024	972,119
Tranche F, term loan 3 month U.S. LIBOR + 2.500% 4.2994% 6/9/23 (a)(b)(c)	1,715,703	1,720,352
Wesco Aircraft Hardware Corp.:
Tranche A, term loan 3 month U.S. LIBOR + 2.500% 4.3% 11/30/20 (a)(b)(c)	290,333	289,608
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3% 2/28/21 (a)(b)(c)	490,000	488,569
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.6794% 4/30/25 (a)(b)(c)	494,683	490,354
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 9.68% 4/30/26 (a)(b)(c)	120,000	117,976

TOTAL AEROSPACE		4,324,819

Air Transportation - 0.6%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.9446% 4/4/26 (a)(b)(c)	330,849	332,864
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.000% 5.9446% 4/4/26 (a)(b)(c)	177,876	178,959
Kestrel Bidco, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.7176% 12/11/26 (a)(b)(c)	625,000	630,025
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5494% 10/5/24 (a)(b)(c)	367,823	366,676

TOTAL AIR TRANSPORTATION		1,508,524

Automotive & Auto Parts - 0.7%
Hertz Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.55% 6/30/23 (a)(b)(c)	726,864	730,651
IAA Spinco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.0625% 6/29/26 (a)(b)(c)	363,750	366,478
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.4446% 11/27/20 (a)(b)(c)	147,031	122,771
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.9446% 11/27/21 (a)(b)(c)	500,000	296,250
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.2994% 4/18/23 (a)(b)(c)	357,182	358,968

TOTAL AUTOMOTIVE & AUTO PARTS		1,875,118

Banks & Thrifts - 0.7%
Blackstone CQP Holdco LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.408% 9/30/24 (a)(b)(c)	905,450	908,990
Citadel Securities LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 2/27/26 (a)(b)(c)	620,313	621,479
Victory Capital Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3486% 7/1/26 (a)(b)(c)	359,164	361,408

TOTAL BANKS & THRIFTS		1,891,877

Broadcasting - 2.5%
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 8/15/25 (a)(b)(c)	1,015,432	1,021,149
Cumulus Media New Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5494% 3/31/26 (a)(b)(c)	124,688	125,851
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.03% 8/24/26 (a)(b)(c)	1,745,625	1,741,994
Entercom Media Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 4.3048% 11/17/24 (a)(b)(c)	695,462	699,809
iHeartMedia Capital I LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.6911% 5/1/26 (a)(b)(c)	209,781	211,266
ION Media Networks, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.8125% 12/18/24 (a)(b)(c)	764,041	766,272
NEP/NCP Holdco, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.7994% 10/19/26 (a)(b)(c)	125,000	112,188
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.4516% 9/19/26 (a)(b)(c)	1,020,000	1,024,753
Sinclair Television Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.24% 9/30/26 (a)(b)(c)	488,775	489,997
Springer Nature Deutschland Gm Tranche B16 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.3047% 8/24/24 (a)(b)(c)	561,066	560,948

TOTAL BROADCASTING		6,754,227

Building Materials - 1.0%
ACProducts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.2994% 2/15/24 (a)(b)(c)(d)	122,656	121,736
APi Group DE, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.2994% 10/1/26 (a)(b)(c)	625,000	629,425
GYP Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5494% 6/1/25 (a)(b)(c)	211,040	211,238
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.95% 1/4/27 (a)(b)(c)	615,645	617,184
HD Supply, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 3.5494% 10/17/23 (a)(b)(c)	493,750	496,584
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.8% 9/27/24 (a)(b)(c)	370,313	332,541
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4446% 5/21/26 (a)(b)(c)(d)	325,051	326,270

TOTAL BUILDING MATERIALS		2,734,978

Cable/Satellite TV - 2.9%
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.55% 5/1/24 (a)(b)(c)	126,750	127,225
Charter Communication Operating LLC Tranche B2 1LN, term loan 1 month U.S. LIBOR + 1.750% 3.55% 2/1/27 (a)(b)(c)	2,330,066	2,343,185
CSC Holdings LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 4.2398% 4/15/27 (a)(b)(c)	250,000	250,833
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.9898% 1/15/26 (a)(b)(c)	992,500	992,500
LCPR Loan Financing LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.7398% 10/22/26 (a)(b)(c)	455,000	460,119
Mediacom Illinois LLC Tranche N, term loan 3 month U.S. LIBOR + 1.750% 3.38% 2/15/24 (a)(b)(c)	488,487	489,708
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.9898% 7/17/25 (a)(b)(c)	928,106	928,625
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 4.2398% 1/31/28 (a)(b)(c)	375,000	377,111
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0299% 8/19/23 (a)(b)(c)	1,574,318	1,561,204
Zayo Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.7994% 1/19/21 (a)(b)(c)	243,125	243,468

TOTAL CABLE/SATELLITE TV		7,773,978

Capital Goods - 0.5%
AECOM Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.5494% 3/13/25 (a)(b)(c)	238,793	239,031
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.7994% 10/1/25 (a)(b)(c)	444,030	444,953
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.0494% 11/15/26 (a)(b)(c)	85,000	83,176
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5494% 11/15/25 (a)(b)(c)	287,100	283,655
Sundyne U.S. Purchaser, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7994% 5/15/26 (a)(b)(c)	182,222	183,133

TOTAL CAPITAL GOODS		1,233,948

Chemicals - 2.0%
Element Solutions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.7994% 1/31/26 (a)(b)(c)	410,858	412,526
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.6% 7/1/26 (a)(b)(c)	263,675	264,664
Jade Germany GmbH Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.4208% 5/31/23 (a)(b)(c)	365,625	323,578
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.4446% 3/1/26 (a)(b)(c)	992,500	997,185
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 5.5625% 10/11/24 (a)(b)(c)	706,393	708,604
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.9601% 10/1/25 (a)(b)(c)	1,450,732	1,449,527
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.55% 4/3/25 (a)(b)(c)	750,396	731,636
Thermon Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.4411% 10/30/24 (a)(b)(c)	192,915	193,397
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. term loan 3 month U.S. LIBOR + 2.000% 3.7994% 9/6/24 (a)(b)(c)	125,890	125,943

TOTAL CHEMICALS		5,207,060

Consumer Products - 1.2%
BCPE Empire Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 5.7994% 6/11/26 (a)(b)(c)	208,339	208,730
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2279% 6/11/26 (a)(b)(c)(e)	41,126	41,204
Edgewell Personal Care Co. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 11/8/26 (b)(c)(f)	500,000	502,500
Owens & Minor Distribution, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.1911% 4/30/25 (a)(b)(c)	493,750	437,996
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7398% 6/15/25 (a)(b)(c)	192,075	111,404
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.1477% 12/12/26 (a)(b)(c)	1,375,000	1,387,898
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.72% 11/29/24 (a)(b)(c)	617,948	618,721

TOTAL CONSUMER PRODUCTS		3,308,453

Containers - 2.9%
Anchor Glass Container Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.4715% 12/7/23 (a)(b)(c)	533,569	376,737
Ball Metalpack Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.4086% 7/31/25 (a)(b)(c)	359,525	315,483
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7211% 11/7/25 (a)(b)(c)	901,275	893,227
Berry Global, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 3.7151% 10/1/22 (a)(b)(c)	632,699	634,452
Tranche U, term loan 3 month U.S. LIBOR + 2.500% 4.2151% 7/1/26 (a)(b)(c)	746,250	747,496
Tranche X 1LN, term loan 1 month U.S. LIBOR + 2.000% 3.7151% 1/19/24 (a)(b)(c)	324,102	325,048
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.2343% 4/3/24 (a)(b)(c)	487,500	485,370
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.5146% 12/18/26 (a)(b)(c)	125,000	125,000
Charter Nex U.S., Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 5/16/24 (a)(b)(c)	124,375	124,997
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 5/16/24 (a)(b)(c)	702,635	699,122
Consolidated Container Co. 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 6/14/26 (a)(b)(c)	248,750	250,200
Pregis TopCo Corp. 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.7994% 7/31/26 (a)(b)(c)	250,000	249,923
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.5494% 2/5/23 (a)(b)(c)	2,345,989	2,351,503
Tank Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.408% 3/26/26 (a)(b)(c)	209,475	210,103

TOTAL CONTAINERS		7,788,661

Diversified Financial Services - 3.0%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.5494% 4/4/24 (a)(b)(c)	362,813	364,514
Alpine Finance Merger Sub LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 7/12/24 (a)(b)(c)	519,717	522,643
AssuredPartners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 10/22/24 (a)(b)(c)	779,526	781,280
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.5146% 1/15/25 (a)(b)(c)	1,344,781	1,352,621
AVSC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.4861% 10/15/26 (a)(b)(c)	375,000	374,063
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4446% 10/31/24 (a)(b)(c)	443,250	391,722
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.55% 4/27/24 (a)(b)(c)	360,014	360,464
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.7994% 12/27/22 (a)(b)(c)	398,976	400,823
Fly Funding II SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.65% 8/9/25 (a)(b)(c)	639,852	640,652
Flying Fortress Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.6946% 10/30/22 (a)(b)(c)	233,333	234,026
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.2994% 7/3/24 (a)(b)(c)	178,409	179,492
Franklin Square Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9375% 8/3/25 (a)(b)(c)	124,684	125,152
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.9898% 3/1/25 (a)(b)(c)	696,813	698,263
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.3% 7/3/24 (a)(b)(c)	293,288	294,387
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9446% 6/30/24 (a)(b)(c)	209,883	209,883
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.7994% 12/5/20 (a)(b)(c)	370,320	367,173
TransUnion LLC Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.5494% 11/13/26 (a)(b)(c)	485,759	487,416
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.05% 4/29/26 (a)(b)(c)	213,895	215,142

TOTAL DIVERSIFIED FINANCIAL SERVICES		7,999,716

Energy - 5.1%
Apro LLC Tranche B, term loan:
1 month U.S. LIBOR + 4.000% 5.8419% 11/14/26 (a)(b)(c)	233,333	234,792
3 month U.S. LIBOR + 4.000% 11/14/26 (b)(c)(e)	66,667	67,083
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.5494% 11/3/25 (a)(b)(c)	621,875	572,125
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.0494% 6/24/24 (a)(b)(c)	910,666	837,813
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7851% 5/21/25 (a)(b)(c)	344,750	293,324
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 8% 11/14/24 (a)(b)(c)	350,000	347,375
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.1798% 12/31/21 (a)(b)(c)	1,532,333	1,136,486
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.5548% 12/31/22 (a)(b)(c)	750,000	668,438
Calpine Construction Finance Co. LP Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.2994% 1/15/25 (a)(b)(c)	367,500	368,970
Chesapeake Energy Corp. term loan 1 month U.S. LIBOR + 8.000% 9.9278% 6/9/24 (a)(b)(c)	500,000	514,165
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8.7994% 8/1/23 (a)(b)(c)	314,213	319,579
Citgo Petroleum Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.9446% 3/28/24 (a)(b)(c)	1,042,125	1,044,730
Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.4446% 7/29/21 (a)(b)(c)	534,135	535,140
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5472% 5/7/25 (a)(b)(c)	1,034,250	1,013,565
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.0494% 3/31/25 (a)(b)(c)	736,893	734,439
EG America LLC:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9.9605% 3/23/26 (a)(b)(c)	94,010	89,310
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.9605% 2/6/25 (a)(b)(c)	88,870	88,371
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.04% 3/1/26 (a)(b)(c)	600,000	574,500
Equitrans Midstream Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.3% 1/31/24 (a)(b)(c)	371,250	368,544
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.7994% 3/1/24 (a)(b)(c)	1,300,000	494,000
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.9949% 7/18/25 (a)(b)(c)	972,780	905,901
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.0437% 8/25/23 (a)(b)(c)	438,818	342,278
Lower Cadence Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.7994% 5/22/26 (a)(b)(c)	621,875	613,716
Matador Bidco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.5547% 10/15/26 (a)(b)(c)	125,000	125,625
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0494% 10/30/24 (a)(b)(c)	155,010	153,072
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4375% 11/14/25 (a)(b)(c)	574,200	576,353
Oregon Clean Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5494% 3/1/26 (a)(b)(c)	184,805	184,421
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.05% 12/9/21 (a)(b)(c)	315,881	303,246

TOTAL ENERGY		13,507,361

Entertainment/Film - 0.2%
CDS U.S. Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.6946% 7/8/22 (a)(b)(c)	249,361	236,519
SMG U.S. Midco 2, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 1/23/25 (a)(b)(c)	280,013	280,889

TOTAL ENTERTAINMENT/FILM		517,408

Environmental - 0.7%
ADS Waste Holdings, Inc. term loan 3 month U.S. LIBOR + 2.250% 3.8525% 11/10/23 (a)(b)(c)	241,824	242,550
Environmental Resources Management I Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.6946% 7/10/26 (a)(b)(c)	248,750	249,248
The Brickman Group, Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.2782% 8/15/25 (a)(b)(c)	738,750	743,367
Tunnel Hill Partners LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 2/8/26 (a)(b)(c)	411,888	409,313
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 12/20/24 (a)(b)(c)	313,776	314,953

TOTAL ENVIRONMENTAL		1,959,431

Food & Drug Retail - 2.3%
Agro Merchants Intermediate Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.6946% 12/6/24 (a)(b)(c)	494,521	487,103
Albertson's LLC Tranche B7 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5494% 11/17/25 (a)(b)(c)	188,438	189,977
BellRing Brands, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.7994% 10/10/24 (a)(b)(c)	375,000	378,518
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 9.8785% 5/31/24 (a)(b)(c)	1,354,375	1,246,025
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2398% 10/22/25 (a)(b)(c)	206,164	208,570
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.7994% 5/1/26 (a)(b)(c)	1,151,300	1,158,012
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.4271% 11/20/25 (a)(b)(c)	232,750	174,563
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.7994% 11/25/20 (a)(b)(c)	11,205	11,086
Tranche B, term loan 3 month U.S. LIBOR + 5.370% 7.1744% 11/25/22 (a)(b)(c)	1,465,009	1,437,540
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 3.7994% 3/27/23 (a)(b)(c)	689,773	695,056

TOTAL FOOD & DRUG RETAIL		5,986,450

Food/Beverage/Tobacco - 1.7%
8th Avenue Food & Provisions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4856% 10/1/25 (a)(b)(c)	148,500	148,995
Atkins Nutritional Holdings II, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.7342% 7/7/24 (a)(b)(c)	250,000	251,563
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 10/7/23 (a)(b)(c)	1,214,647	1,214,344
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.9605% 2/6/25 (a)(b)(c)	497,086	494,292
Saffron Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 8.5494% 6/20/25 (a)(b)(c)	248,750	236,313
Sage Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.5494% 6/20/26 (a)(b)(c)	497,500	500,609
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.5494% 6/30/22 (a)(b)(c)	250,467	247,649
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.0494% 3/31/22 (a)(b)(c)	468,320	467,734
U.S. Foods, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 3.7994% 9/13/26 (a)(b)(c)	623,438	625,582
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.5494% 6/27/23 (a)(b)(c)	361,875	362,856

TOTAL FOOD/BEVERAGE/TOBACCO		4,549,937

Gaming - 4.4%
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0494% 7/1/23 (a)(b)(c)	227,918	218,042
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 2/15/24 (a)(b)(c)	244,970	245,582
Aristocrat Technologies, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.7159% 10/19/24 (a)(b)(c)	975,344	979,002
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.8525% 9/15/23 (a)(b)(c)	238,919	240,345
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5494% 12/22/24 (a)(b)(c)	1,700,189	1,701,957
CCM Merger, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0494% 8/8/21 (a)(b)(c)	199,755	200,623
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0494% 4/18/24 (a)(b)(c)	813,161	815,950
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0471% 4/17/24 (a)(b)(c)	218,418	218,213
Gaming VC Holdings SA Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.4462% 3/15/24 (a)(b)(c)	397,913	399,655
Gateway Casinos & Entertainment Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.9446% 3/13/25 (a)(b)(c)	664,875	661,271
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.8% 10/20/24 (a)(b)(c)	482,500	483,706
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.6923% 10/4/23 (a)(b)(c)	1,524,788	1,528,600
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.2994% 5/29/26 (a)(b)(c)	339,447	341,426
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0494% 10/15/25 (a)(b)(c)	499,378	500,936
Playtika Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 6.000% 7.7994% 12/3/24 (a)(b)(c)	1,000,000	1,009,500
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 4.585% 8/14/24 (a)(b)(c)	254,948	255,374
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4446% 7/10/25 (a)(b)(c)	1,288,689	1,298,844
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3% 6/8/23 (a)(b)(c)	664,259	666,776

TOTAL GAMING		11,765,802

Healthcare - 4.8%
Aldevron LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.1946% 10/11/26 (a)(b)(c)	740,000	747,400
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.7994% 6/22/24 (a)(b)(c)	513,726	486,391
Catalent Pharma Solutions Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0494% 5/9/26 (a)(b)(c)	248,125	248,822
MED ParentCo LP:
1LN, term loan 3 month U.S. LIBOR + 4.250% 6.0494% 8/31/26 (a)(b)(c)	227,484	227,129
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.0494% 8/30/27 (a)(b)(c)	180,000	178,200
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.633% 8/31/26 (a)(b)(c)(e)	56,916	56,827
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.6946% 6/7/23 (a)(b)(c)	850,237	837,024
NVA Holdings, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 6.5% 2/2/25 (a)(b)(c)	1,600,005	1,598,341
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3064% 6/30/25 (a)(b)(c)	329,189	325,005
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.5494% 9/27/24 (a)(b)(c)	111,032	108,771
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.3043% 11/16/25 (a)(b)(c)	1,240,625	1,249,620
Surgery Center Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.05% 8/31/24 (a)(b)(c)	861,471	856,449
Tivity Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.0494% 3/8/26 (a)(b)(c)	118,411	118,411
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 6/23/24 (a)(b)(c)	782,834	779,898
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.8125% 6/13/26 (a)(b)(c)	1,172,063	1,160,342
Upstream Newco, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.2994% 11/20/26 (a)(b)(c)	250,000	251,250
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 4.4898% 11/27/25 (a)(b)(c)	531,250	533,710
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7398% 6/1/25 (a)(b)(c)	844,356	848,577
Vizient, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5494% 5/6/26 (a)(b)(c)	89,238	89,489
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.401% 2/11/26 (a)(b)(c)	1,736,875	1,743,388
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 12/1/24 (a)(b)(c)	367,500	367,732

TOTAL HEALTHCARE		12,812,776

Homebuilders/Real Estate - 1.4%
DTZ U.S. Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0494% 8/21/25 (a)(b)(c)	615,322	615,513
Forest City Enterprises LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 12/7/25 (a)(b)(c)	247,500	248,505
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5494% 1/30/24 (a)(b)(c)	438,873	401,788
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5494% 1/30/24 (a)(b)(c)	24,753	22,661
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.7994% 3/23/25 (a)(b)(c)	384,335	385,615
Starwood Property Trust, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.2994% 7/10/26 (a)(b)(c)	249,375	250,779
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.7851% 12/22/24 (a)(b)(c)	1,693,182	1,700,175

TOTAL HOMEBUILDERS/REAL ESTATE		3,625,036

Hotels - 1.9%
Aimbridge Acquisition Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.542% 2/1/26 (a)(b)(c)	422,641	425,811
ESH Hospitality, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.7994% 9/18/26 (a)(b)(c)	163,250	164,533
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.7994% 11/30/23 (a)(b)(c)	973,693	979,905
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 3.5494% 8/29/25 (a)(b)(c)	1,310,100	1,316,651
Travelport Finance Luxembourg SARL:
1LN, term loan 3 month U.S. LIBOR + 5.000% 6.9446% 5/29/26 (a)(b)(c)	638,400	594,989
Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.9446% 5/28/27 (a)(b)(c)	250,000	208,750
Wyndham Destinations, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0494% 5/31/25 (a)(b)(c)	493,750	494,160
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.5494% 5/30/25 (a)(b)(c)	790,000	793,523

TOTAL HOTELS		4,978,322

Insurance - 4.0%
Acrisure LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.750% 5.6946% 11/22/23 (a)(b)(c)	985,000	984,586
Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.1946% 11/22/23 (a)(b)(c)	65,345	65,427
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 5/10/25 (a)(b)(c)	831,704	831,239
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9898% 5/9/25 (a)(b)(c)	497,500	497,873
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5327% 1/25/24 (a)(b)(c)	864,928	870,982
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 11/3/23 (a)(b)(c)	1,279,579	1,286,207
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 11/3/24 (a)(b)(c)	492,500	495,051
Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 4.7994% 8/4/22 (a)(b)(c)	596,965	600,075
3 month U.S. LIBOR + 6.500% 8.2994% 8/4/25 (a)(b)(c)	1,770,000	1,790,355
HUB International Ltd. Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.6895% 4/25/25 (a)(b)(c)	1,673,802	1,671,592
3 month U.S. LIBOR + 4.000% 5.9026% 4/25/25 (a)(b)(c)	375,000	378,443
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 5.9446% 11/20/26 (a)(b)(c)	125,000	125,678
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9446% 5/16/24 (a)(b)(c)	1,096,868	1,095,771

TOTAL INSURANCE		10,693,279

Leisure - 2.6%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5494% 7/31/24 (a)(b)(c)	397,270	400,250
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.2356% 1/4/26 (a)(b)(c)	177,619	179,395
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.0494% 2/28/25 (a)(b)(c)	1,123,494	1,121,955
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.2994% 2/1/24 (a)(b)(c)	2,260,522	2,268,298
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.7994% 9/8/24 (a)(b)(c)	75,000	74,860
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 3/8/24 (a)(b)(c)	306,373	307,194
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.6586% 6/10/22 (a)(b)(c)	442,625	443,457
NASCAR Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4949% 10/18/26 (a)(b)(c)	472,872	477,781
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.4605% 5/10/26 (a)(b)(c)(d)	248,750	245,641
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.5494% 7/6/24 (a)(b)(c)	481,802	484,572
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.2994% 12/21/25 (a)(b)(c)	372,188	345,390
United PF Holdings LLC 2LN, term loan 3 month U.S. LIBOR + 8.500% 12/30/27 (b)(c)(f)	100,000	101,750
Varsity Brands Holding Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 12/15/24 (a)(b)(c)	363,145	355,882

TOTAL LEISURE		6,806,425

Metals/Mining - 0.3%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.5494% 3/21/25 (a)(b)(c)	285,272	287,055
Murray Energy Corp.:
term loan 3 month U.S. LIBOR + 11.000% 13% 7/29/20 (a)(b)(c)	275,229	274,541
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 0% 10/17/22 (b)(c)(g)	813,684	165,674

TOTAL METALS/MINING		727,270

Paper - 0.6%
Clearwater Paper Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5% 7/26/26 (a)(b)(c)	125,000	125,000
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0913% 12/29/23 (a)(b)(c)	636,021	629,928
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3486% 6/29/25 (a)(b)(c)	856,204	848,532

TOTAL PAPER		1,603,460

Publishing/Printing - 1.0%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.0494% 6/7/23 (a)(b)(c)	773,433	736,694
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 6.6946% 11/3/23 (a)(b)(c)	623,830	495,165
Learning Care Group (U.S.) No 2 Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3238% 3/13/25 (a)(b)(c)	786,000	786,495
Proquest LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 10/17/26 (a)(b)(c)	375,000	377,111
Scripps (E.W.) Co. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.7994% 10/2/24 (a)(b)(c)	244,375	243,688

TOTAL PUBLISHING/PRINTING		2,639,153

Railroad - 0.2%
Genesee & Wyoming, Inc. 1LN, term loan 1 month U.S. LIBOR + 2.000% 3.9061% 12/30/26 (a)(b)(c)	625,000	630,356
Restaurants - 0.9%
Burger King Worldwide, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 3.5494% 11/14/26 (a)(b)(c)	500,000	500,495
CEC Entertainment, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 8.2994% 8/30/26 (a)(b)(c)	374,063	358,300
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.4949% 4/3/25 (a)(b)(c)	314,539	315,325
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 8.1708% 3/1/26 (a)(b)(c)	372,188	300,076
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.0494% 7/28/21 (a)(b)(c)	490,933	486,023
Whatabrands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9438% 8/2/26 (a)(b)(c)	548,625	551,269

TOTAL RESTAURANTS		2,511,488

Services - 6.2%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.4463% 6/13/25 (a)(b)(c)	695,000	677,875
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.6963% 6/13/24 (a)(b)(c)	1,769,023	1,754,287
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.55% 10/19/23 (a)(b)(c)	445,108	438,209
Aramark Services, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.5494% 3/11/25 (a)(b)(c)	699,497	701,903
Tranche B-4 1LN, term loan 3 month U.S. LIBOR + 1.750% 12/9/26 (b)(c)(f)	125,000	125,586
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.5494% 3/28/24 (a)(b)(c)	178,509	179,123
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.2353% 6/21/24 (a)(b)(c)	732,475	729,728
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.5494% 11/7/23 (a)(b)(c)	138,367	139,319
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.8% 2/7/26 (a)(b)(c)	496,250	498,215
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.25% 12/12/24 (a)(b)(c)	325,000	311,188
Creative Artists Agency LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5494% 11/21/26 (a)(b)(c)	250,000	251,875
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 0% 12/13/26 (a)(b)(c)	750,000	750,000
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.6591% 8/1/26 (a)(b)(c)	374,063	376,307
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 3/29/25 (a)(b)(c)	685,389	687,486
Fleet U.S. Bidco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.235% 9/24/26 (a)(b)(c)	124,688	125,311
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.9086% 7/30/26 (a)(b)(c)	497,503	500,613
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.0644% 11/21/24 (a)(b)(c)	736,231	704,941
KAR Auction Services, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.0625% 9/13/26 (a)(b)(c)	408,975	411,531
KUEHG Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.6946% 2/21/25 (a)(b)(c)	1,094,329	1,096,835
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 2/27/25 (a)(b)(c)	1,470,941	1,467,882
Sabert Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 6.25% 11/25/26 (a)(b)(c)	500,000	503,960
Sotheby's 1LN, term loan 1 month U.S. LIBOR + 5.500% 7.2398% 1/3/27 (a)(b)(c)	350,088	346,150
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.2509% 11/14/22 (a)(b)(c)	1,303,369	1,290,570
SSH Group Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.1946% 7/30/25 (a)(b)(c)	370,313	371,701
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5494% 8/29/25 (a)(b)(c)	927,988	880,595
WASH Multifamily Acquisition, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 8.7994% 5/15/23 (a)(b)(c)	5,962	5,634
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 5.0494% 5/14/22 (a)(b)(c)	653,189	638,492
3 month U.S. LIBOR + 3.250% 5.0494% 5/14/22 (a)(b)(c)	96,519	94,347
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.7994% 5/14/23 (a)(b)(c)	34,038	32,166
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 7.834% 6/21/26 (a)(b)(c)	498,750	489,398

TOTAL SERVICES		16,581,227

Steel - 0.2%
Advanced Drainage Systems, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4% 7/31/26 (a)(b)(c)	232,143	233,691
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0351% 6/14/21 (a)(b)(c)	157,345	157,509

TOTAL STEEL		391,200

Super Retail - 4.3%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.692% 7/2/22 (a)(b)(c)	415,825	340,095
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.7994% 9/25/24 (a)(b)(c)	6,393,836	6,369,845
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4905% 2/3/24 (a)(b)(c)	857,189	862,349
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.74% 11/17/24 (a)(b)(c)	430,356	431,703
David's Bridal, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9.95% 1/18/24 (a)(b)(c)(d)	41,363	41,363
Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 7.92% 6/30/23 (a)(b)(c)(d)	29,738	29,738
G-III Apparel Group Ltd. Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.0625% 12/1/22 (a)(b)(c)	375,000	376,954
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.2994% 8/19/23 (a)(b)(c)	492,046	489,758
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.500% 4.3% 8/19/22 (a)(b)(c)	565,044	523,519
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.1771% 1/26/23 (a)(b)(c)	322,241	273,099
Red Ventures LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 11/8/24 (a)(b)(c)	308,438	310,311
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (b)(c)(d)(g)	180,849	0
Staples, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.6911% 4/16/26 (a)(b)(c)	691,525	678,822
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.500% 6.1911% 9/12/24 (a)(b)(c)	99,500	97,821
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7994% 5/31/25 (a)(b)(c)	613,125	602,089

TOTAL SUPER RETAIL		11,427,466

Technology - 15.8%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.6771% 8/10/25 (a)(b)(c)	987,500	839,020
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.1946% 4/23/26 (a)(b)(c)	248,125	246,574
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5494% 2/28/25 (a)(b)(c)	650,053	653,576
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.0494% 10/2/25 (a)(b)(c)	1,329,144	1,312,742
Bracket Intermediate Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.3486% 9/5/25 (a)(b)(c)	375,250	372,436
Brave Parent Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.9271% 4/19/25 (a)(b)(c)	222,180	216,442
Cabot Microelectronics Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4% 11/15/25 (a)(b)(c)	564,545	566,662
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0494% 10/31/26 (a)(b)(c)	245,000	246,348
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 4/30/25 (a)(b)(c)	617,188	620,533
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0494% 4/4/26 (a)(b)(c)	1,361,588	1,368,818
Compuware Corp. 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.7994% 8/23/25 (a)(b)(c)	516,044	517,979
Curie Merger Sub LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.1946% 10/28/26 (a)(b)(c)	130,000	130,325
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.5494% 11/29/24 (a)(b)(c)	368,438	367,332
Datto, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.0494% 4/2/26 (a)(b)(c)	248,750	249,994
DCert Buyer, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.7994% 10/16/26 (a)(b)(c)	875,000	876,969
Dell International LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.8% 9/19/25 (a)(b)(c)	500,000	503,065
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 2/1/25 (a)(b)(c)	763,402	759,585
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.5494% 2/1/26 (a)(b)(c)(d)	55,000	52,800
Dynatrace LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5494% 8/23/25 (a)(b)(c)	281,364	282,858
EagleView Technology Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.4086% 8/14/25 (a)(b)(c)	321,750	301,843
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.6686% 2/9/23 (a)(b)(c)	701,319	691,851
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.9351% 1/31/24 (a)(b)(c)	132,944	133,665
Emerald TopCo, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 7/22/26 (a)(b)(c)	423,938	425,926
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.05% 6/1/22 (a)(b)(c)	911,321	915,422
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.0494% 3/8/26 (a)(b)(c)	45,000	43,500
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0494% 3/8/25 (a)(b)(c)	586,075	579,851
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.4446% 12/2/24 (a)(b)(c)	156,800	156,311
3 month U.S. LIBOR + 7.500% 9.5886% 12/1/25 (a)(b)(c)	125,000	120,000
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0494% 10/1/25 (a)(b)(c)	1,832,120	1,847,693
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.5494% 2/15/24 (a)(b)(c)	735,136	738,811
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.7994% 7/7/25 (a)(b)(c)	40,000	40,450
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.2994% 7/1/24 (a)(b)(c)	277,728	278,944
II-VI, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 9/24/26 (a)(b)(c)	249,375	250,310
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 4.6946% 2/1/22 (a)(b)(c)	765,295	768,303
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.1591% 11/1/24 (a)(b)(c)	960,000	977,597
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.9091% 11/1/23 (a)(b)(c)	1,666,204	1,673,602
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.97% 1/20/24 (a)(b)(c)	824,008	822,978
3 month U.S. LIBOR + 9.000% 10.72% 1/20/25 (a)(b)(c)	250,000	245,313
MA FinanceCo. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.0494% 11/20/21 (a)(b)(c)	372,828	374,692
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 4.2994% 6/21/24 (a)(b)(c)	2,322,455	2,323,431
3 month U.S. LIBOR + 2.500% 4.2994% 6/21/24 (a)(b)(c)	361,013	361,165
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 5.5548% 9/29/24 (a)(b)(c)	1,371,242	1,376,384
3 month U.S. LIBOR + 8.500% 10.3048% 9/29/25 (a)(b)(c)	118,750	119,226
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.5494% 9/15/24 (a)(b)(c)	440,487	440,976
NAVEX TopCo, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.05% 9/4/25 (a)(b)(c)	316,895	315,945
ON Semiconductor Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.7994% 9/19/26 (a)(b)(c)	374,063	376,449
Open Text Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.5494% 5/30/25 (a)(b)(c)	181,763	182,255
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.24% 4/26/24 (a)(b)(c)	373,125	375,457
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 5/30/26 (a)(b)(c)	249,375	250,233
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9023% 11/3/23 (a)(b)(c)	279,284	270,634
Renaissance Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0494% 5/31/25 (a)(b)(c)	258,536	256,781
S2P Acquisition Borrower, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.7994% 8/14/26 (a)(b)(c)	124,688	125,155
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.8935% 8/1/25 (a)(b)(c)	361,350	358,752
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.5494% 3/3/23 (a)(b)(c)	1,215,578	1,216,720
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 5.1946% 9/30/22 (a)(b)(c)	859,636	861,175
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.250% 4.0494% 4/16/25 (a)(b)(c)	675,684	680,035
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.250% 4.0494% 4/16/25 (a)(b)(c)	468,485	471,502
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.250% 4.0494% 4/16/25 (a)(b)(c)	1,031,795	1,038,140
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1946% 9/30/23 (a)(b)(c)	303,229	305,730
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.8458% 3/9/23 (a)(b)(c)	393,000	365,278
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.5494% 5/1/24 (a)(b)(c)	733,737	737,560
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1911% 9/28/24 (a)(b)(c)	882,755	886,065
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7449% 4/4/25 (a)(b)(c)	1,490,469	1,486,207
Ultimate Software Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5494% 5/4/26 (a)(b)(c)	817,950	822,678
Veritas U.S., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.3228% 1/27/23 (a)(b)(c)	228,824	219,854
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.2994% 8/27/25 (a)(b)(c)	864,063	869,100
Vertafore, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0494% 7/2/25 (a)(b)(c)	1,237,500	1,221,747
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.0494% 7/2/26 (a)(b)(c)	325,000	320,668
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1971% 3/1/26 (a)(b)(c)	243,671	244,402
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 9.4949% 10/11/26 (a)(b)(c)	182,952	175,521
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4949% 10/11/25 (a)(b)(c)	624,772	623,847
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0494% 5/17/26 (a)(b)(c)	290,297	291,870
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.5494% 9/26/26 (a)(b)(c)	375,000	376,564

TOTAL TECHNOLOGY		41,918,626

Telecommunications - 6.0%
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.4898% 7/15/25 (a)(b)(c)	487,805	485,854
Blucora, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 5/22/24 (a)(b)(c)	176,525	177,628
Connect Finco Sarl Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 2.5723% 12/11/26 (a)(b)(c)	375,000	376,523
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.06% 12/22/23 (a)(b)(c)	395,211	397,353
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.55% 6/15/24 (a)(b)(c)	2,198,545	2,206,174
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.55% 5/31/25 (a)(b)(c)	492,500	409,962
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.682% 11/27/23 (a)(b)(c)	2,970,000	2,972,643
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.432% 1/2/24 (a)(b)(c)	200,000	201,392
Tranche B-5, term loan 6.625% 1/2/24 (c)	1,635,000	1,652,233
Iridium Satellite LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.5494% 11/4/26 (a)(b)(c)	455,000	460,405
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.5494% 3/1/27 (a)(b)(c)	927,652	930,555
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.2994% 2/10/24 (a)(b)(c)	306,338	274,172
Radiate Holdco LLC:
1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 2/1/24 (a)(b)(c)	248,750	250,118
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 2/1/24 (a)(b)(c)	728,051	730,235
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.0494% 2/2/26 (a)(b)(c)	656,000	659,588
Sabre Industries, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.0351% 4/15/26 (a)(b)(c)	373,125	375,226
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.55% 4/11/25 (a)(b)(c)	714,125	716,210
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.2994% 11/1/24 (a)(b)(c)	563,663	415,234
3 month U.S. LIBOR + 8.250% 10.0494% 11/1/25 (a)(b)(c)	685,000	310,305
SFR Group SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.5494% 7/31/25 (a)(b)(c)	575,079	570,167
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 5.4273% 1/31/26 (a)(b)(c)	492,462	492,462
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 5.7398% 8/14/26 (a)(b)(c)	123,750	123,853
Sprint Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3125% 2/3/24 (a)(b)(c)	573,959	568,363
Windstream Services LLC 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.3% 2/26/21 (a)(b)(c)	250,000	249,610

TOTAL TELECOMMUNICATIONS		16,006,265

Textiles/Apparel - 0.1%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.1677% 6/15/23 (a)(b)(c)	261,225	246,421
Transportation Ex Air/Rail - 0.2%
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.8% 6/22/22 (a)(b)(c)	484,825	484,825
Utilities - 2.6%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 8/1/25 (a)(b)(c)	1,431,520	1,440,238
Buckeye Partners LP 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4411% 10/18/26 (a)(b)(c)	375,000	377,970
ExGen Renewables IV, LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.91% 11/28/24 (a)(b)(c)	234,163	230,651
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.4446% 11/13/21 (a)(b)(c)	259,038	238,962
Invenergy Thermal Operating I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 8/28/25 (a)(b)(c)	376,165	380,163
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 5.7994% 2/15/24 (a)(b)(c)	320,926	281,013
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.95% 12/3/25 (a)(b)(c)(d)	407,924	403,845
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 7.6946% 12/19/20 (a)(b)(c)	607,525	536,141
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.05% 7/24/26 (a)(b)(c)	532,417	534,904
UGI Energy Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5494% 8/13/26 (a)(b)(c)	248,750	249,994
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.9271% 11/30/23 (a)(b)(c)	844,450	841,588
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.000% 3.5374% 12/31/25 (a)(b)(c)	1,436,563	1,444,392

TOTAL UTILITIES		6,959,861

TOTAL BANK LOAN OBLIGATIONS
(Cost $234,906,306)		231,731,204

Nonconvertible Bonds - 4.0%
Aerospace - 0.2%
TransDigm, Inc. 6.25% 3/15/26 (h)	500,000	541,305
Chemicals - 0.0%
OCI NV 6.625% 4/15/23 (h)	95,000	99,038
Containers - 0.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.25% 9/15/22 (h)	255,000	258,086
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 3 month U.S. LIBOR + 3.500% 5.5009% 7/15/21 (a)(b)(h)	145,000	145,181
Silgan Holdings, Inc. 4.75% 3/15/25	180,000	184,050
Trivium Packaging Finance BV 5.5% 8/15/26 (h)	150,000	158,063

TOTAL CONTAINERS		745,380

Diversified Financial Services - 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.625% 10/30/20	320,000	326,386
Financial & Risk U.S. Holdings, Inc. 6.25% 5/15/26 (h)	250,000	272,813
Park Aerospace Holdings Ltd. 5.25% 8/15/22 (h)	100,000	106,540

TOTAL DIVERSIFIED FINANCIAL SERVICES		705,739

Energy - 1.0%
Cheniere Corpus Christi Holdings LLC 7% 6/30/24	115,000	132,525
Citgo Petroleum Corp. 6.25% 8/15/22 (h)	385,000	390,294
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 5.6436% 6/15/22 (a)(b)(h)	735,000	729,080
Denbury Resources, Inc.:
7.75% 2/15/24 (h)	125,000	110,625
9% 5/15/21 (h)	125,000	120,938
9.25% 3/31/22 (h)	125,000	117,813
EG Global Finance PLC:
6.75% 2/7/25 (h)	125,000	126,875
8.5% 10/30/25 (h)	250,000	265,313
Tervita Escrow Corp. 7.625% 12/1/21 (h)	105,000	105,656
W&T Offshore, Inc. 9.75% 11/1/23 (h)	500,000	476,875

TOTAL ENERGY		2,575,994

Food/Beverage/Tobacco - 0.2%
Vector Group Ltd. 6.125% 2/1/25 (h)	450,000	442,688
Gaming - 0.2%
Golden Entertainment, Inc. 7.625% 4/15/26 (h)	200,000	215,500
Scientific Games Corp. 5% 10/15/25 (h)	200,000	209,500

TOTAL GAMING		425,000

Healthcare - 0.7%
Community Health Systems, Inc. 6.25% 3/31/23	200,000	203,000
Tenet Healthcare Corp.:
4.625% 7/15/24	375,000	383,906
5.125% 5/1/25	375,000	386,250
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (h)	125,000	130,625
6.5% 3/15/22 (h)	220,000	224,950
7% 3/15/24 (h)	250,000	260,000
9% 12/15/25 (h)	180,000	204,696

TOTAL HEALTHCARE		1,793,427

Homebuilders/Real Estate - 0.0%
VICI Properties, Inc.:
4.25% 12/1/26 (h)	45,000	46,350
4.625% 12/1/29 (h)	25,000	26,125

TOTAL HOMEBUILDERS/REAL ESTATE		72,475

Insurance - 0.1%
Acrisure LLC / Acrisure Finance, Inc. 8.125% 2/15/24 (h)	210,000	228,375
Leisure - 0.1%
Studio City Co. Ltd. 7.25% 11/30/21 (h)	265,000	270,714
Paper - 0.1%
CommScope Finance LLC:
5.5% 3/1/24 (h)	125,000	130,313
6% 3/1/26 (h)	125,000	132,969

TOTAL PAPER		263,282

Restaurants - 0.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (h)	250,000	256,250
Services - 0.0%
APX Group, Inc. 7.625% 9/1/23	85,000	79,900
Super Retail - 0.0%
Staples, Inc. 10.75% 4/15/27 (h)	125,000	126,875
Technology - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (h)	235,000	241,789
SSL Robotics LLC 9.75% 12/31/23 (h)	150,000	163,125

TOTAL TECHNOLOGY		404,914

Telecommunications - 0.3%
Altice Financing SA 7.5% 5/15/26 (h)	225,000	241,875
SFR Group SA 7.375% 5/1/26 (h)	485,000	520,715

TOTAL TELECOMMUNICATIONS		762,590

Transportation Ex Air/Rail - 0.3%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (h)	500,000	538,940
5.25% 5/15/24 (h)	200,000	218,316

TOTAL TRANSPORTATION EX AIR/RAIL		757,256

TOTAL NONCONVERTIBLE BONDS
(Cost $10,187,983)		10,551,202
	Shares	Value

Common Stocks - 0.1%
Energy - 0.1%
Expro Holdings U.S., Inc. (d)(i)	7,968	99,600
Expro Holdings U.S., Inc. (d)(h)(i)	2,922	36,525

TOTAL ENERGY		136,125

Super Retail - 0.0%
David's Bridal, Inc. (d)(i)	1,375	172
David's Bridal, Inc. rights (d)(i)	347	43

TOTAL SUPER RETAIL		215

TOTAL COMMON STOCKS
(Cost $272,056)		136,340

Money Market Funds - 9.1%
Fidelity Cash Central Fund 1.58% (j)
(Cost $24,260,331)	24,257,374	24,262,225
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $269,626,676)		266,680,971
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(679,174)
NET ASSETS - 100%		$266,001,797

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (d) Level 3 security

 (e) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $147,386 and $147,800, respectively.

 (f) The coupon rate will be determined upon settlement of the loan after period end.

 (g) Non-income producing - Security is in default.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,891,710 or 3.3% of net assets.

 (i) Non-income producing

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$392,192
Total	$392,192

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$215	$--	$--	$215
Energy	136,125	--	--	136,125
Bank Loan Obligations	231,731,204	--	230,509,811	1,221,393
Corporate Bonds	10,551,202	--	10,551,202	--
Money Market Funds	24,262,225	24,262,225	--	--
Total Investments in Securities:	$266,680,971	$24,262,225	$241,061,013	$1,357,733

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.6%
Luxembourg	4.9%
Canada	1.6%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $245,366,345)	$242,418,746
Fidelity Central Funds (cost $24,260,331)	24,262,225
Total Investment in Securities (cost $269,626,676)		$266,680,971
Cash		488,354
Receivable for investments sold		1,875,057
Receivable for fund shares sold		554,793
Interest receivable		1,498,424
Distributions receivable from Fidelity Central Funds		29,858
Prepaid expenses		364
Total assets		271,127,821
Liabilities
Payable for investments purchased	$4,857,899
Payable for fund shares redeemed	45,484
Accrued management fee	119,525
Other affiliated payables	32,405
Other payables and accrued expenses	70,711
Total liabilities		5,126,024
Net Assets		$266,001,797
Net Assets consist of:
Paid in capital		$271,165,566
Total accumulated earnings (loss)		(5,163,769)
Net Assets		$266,001,797
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($12,291,931 ÷ 1,247,516 shares)		$9.85
Investor Class:
Net Asset Value, offering price and redemption price per share ($253,709,866 ÷ 25,764,254 shares)		$9.85

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2019
Investment Income
Dividends		$45
Interest		14,730,752
Income from Fidelity Central Funds		392,192
Total income		15,122,989
Expenses
Management fee	$1,450,066
Transfer agent fees	262,861
Accounting fees and expenses	128,905
Custodian fees and expenses	29,078
Independent trustees' fees and expenses	1,459
Audit	63,875
Legal	2,020
Miscellaneous	1,460
Total expenses before reductions	1,939,724
Expense reductions	(9,522)
Total expenses after reductions		1,930,202
Net investment income (loss)		13,192,787
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(932,197)
Fidelity Central Funds	400
Total net realized gain (loss)		(931,797)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	10,021,652
Fidelity Central Funds	(401)
Total change in net unrealized appreciation (depreciation)		10,021,251
Net gain (loss)		9,089,454
Net increase (decrease) in net assets resulting from operations		$22,282,241

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2019	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,192,787	$10,694,401
Net realized gain (loss)	(931,797)	(773,653)
Change in net unrealized appreciation (depreciation)	10,021,251	(12,535,397)
Net increase (decrease) in net assets resulting from operations	22,282,241	(2,614,649)
Distributions to shareholders	(13,475,219)	(9,661,163)
Share transactions - net increase (decrease)	(8,952,103)	91,338,767
Total increase (decrease) in net assets	(145,081)	79,062,955
Net Assets
Beginning of period	266,146,878	187,083,923
End of period	$266,001,797	$266,146,878

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Floating Rate High Income Portfolio Initial Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$9.55	$9.93	$9.86	$9.34	$9.73
Income from Investment Operations
Net investment income (loss)A	.505	.438	.402	.412	.400
Net realized and unrealized gain (loss)	.325	(.452)	(.027)	.445	(.408)
Total from investment operations	.830	(.014)	.375	.857	(.008)
Distributions from net investment income	(.530)	(.366)	(.305)	(.337)	(.359)
Tax return of capital	–	–	–	–	(.023)
Total distributions	(.530)	(.366)	(.305)	(.337)	(.382)
Net asset value, end of period	$9.85	$9.55	$9.93	$9.86	$9.34
Total ReturnB,C	8.79%	(.16)%	3.81%	9.18%	(.09)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.71%	.71%	.73%	.76%	.76%
Expenses net of fee waivers, if any	.71%	.71%	.73%	.76%	.76%
Expenses net of all reductions	.70%	.71%	.72%	.76%	.76%
Net investment income (loss)	5.06%	4.37%	4.01%	4.23%	4.03%
Supplemental Data
Net assets, end of period (000 omitted)	$12,292	$12,905	$6,602	$6,810	$7,326
Portfolio turnover rateF	29%	45%	68%	54%	55%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Floating Rate High Income Portfolio Investor Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$9.54	$9.93	$9.86	$9.34	$9.73
Income from Investment Operations
Net investment income (loss)A	.502	.434	.398	.409	.394
Net realized and unrealized gain (loss)	.335	(.461)	(.025)	.446	(.402)
Total from investment operations	.837	(.027)	.373	.855	(.008)
Distributions from net investment income	(.527)	(.363)	(.303)	(.335)	(.359)
Tax return of capital	–	–	–	–	(.023)
Total distributions	(.527)	(.363)	(.303)	(.335)	(.382)
Net asset value, end of period	$9.85	$9.54	$9.93	$9.86	$9.34
Total ReturnB,C	8.88%	(.30)%	3.79%	9.16%	(.09)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.74%	.74%	.76%	.79%	.79%
Expenses net of fee waivers, if any	.74%	.74%	.76%	.79%	.79%
Expenses net of all reductions	.74%	.74%	.76%	.79%	.79%
Net investment income (loss)	5.03%	4.33%	3.97%	4.20%	3.99%
Supplemental Data
Net assets, end of period (000 omitted)	$253,710	$253,242	$180,482	$145,821	$106,675
Portfolio turnover rateF	29%	45%	68%	54%	55%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2019

1. Organization.

VIP Floating Rate High Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2019, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,059,454
Gross unrealized depreciation	(4,696,853)
Net unrealized appreciation (depreciation)	$(2,637,399)
Tax Cost	$269,318,370

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,851,709
Capital loss carryforward	$(4,378,080)
Net unrealized appreciation (depreciation) on securities and other investments	$(2,637,399)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(1,340,730)
Long-term	(3,037,349)
Total capital loss carryforward	$(4,378,080)

The tax character of distributions paid was as follows:

	December 31, 2019	December 31, 2018
Ordinary Income	$13,475,219	$ 9,661,163

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

4. Purchase and Sales of Investments.

Purchases and sales of securities (including principal repayments of bank loan obligations, other than short-term securities, aggregated $72,555,662 and $88,812,397, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .10% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$8,758
Investor Class	254,103
$262,861

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
VIP Floating Rate High Income Portfolio	.05

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $672 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $8,109.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,413.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2019	Year ended December 31, 2018
Distributions to shareholders
Initial Class	$644,638	$463,181
Investor Class	12,830,581	9,197,982
Total	$13,475,219	$9,661,163

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2019	Year ended December 31, 2018
Initial Class
Shares sold	227,187	1,122,777	$2,266,876	$11,274,590
Reinvestment of distributions	66,117	48,021	644,638	463,181
Shares redeemed	(397,435)	(483,839)	(3,969,146)	(4,817,338)
Net increase (decrease)	(104,131)	686,959	$(1,057,632)	$6,920,433
Investor Class
Shares sold	4,073,181	13,087,336	$40,493,664	$131,674,927
Reinvestment of distributions	1,316,883	952,701	12,826,440	9,195,129
Shares redeemed	(6,160,197)	(5,685,256)	(61,214,575)	(56,451,722)
Net increase (decrease)	(770,133)	8,354,781	$(7,894,471)	$84,418,334

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Effective January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. (FIIOC) converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Variable Insurance Products Fund and Shareholders of VIP Floating Rate High Income Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP Floating Rate High Income Portfolio (one of the funds constituting Variable Insurance Products Fund, referred to hereafter as the “Fund”) as of December 31, 2019, the related statement of operations for the year ended December 31, 2019, the statement of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2019 and the financial highlights for each of the five years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian, issuers of privately offered securities, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 13, 2020

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 302 funds. Mr. Chiel oversees 173 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the Investment Company Act of 1940 (1940 Act)) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Member of the Advisory Board

Ms. Kampling also serves as Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Compensation Committee and Executive Committee and as Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Member of the Advisory Board

Ms. Tomasky also serves as Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member of the Board of the Columbus Regional Airport Authority (2007-present), as a member of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board of Kenyon College (2016-present). Previously, Ms. Tomasky served as a member of the Board (2011-2019) and as Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2019 to December 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During Period-B July 1, 2019 to December 31, 2019
Initial Class	.70%
Actual		$1,000.00	$1,028.50	$3.58
Hypothetical-C		$1,000.00	$1,021.68	$3.57
Investor Class	.74%
Actual		$1,000.00	$1,029.30	$3.79
Hypothetical-C		$1,000.00	$1,021.48	$3.77

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 0.62% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Board Approval of Investment Advisory Contracts

VIP Floating Rate High Income Portfolio

At its November 2019 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract and amended and restated sub-advisory agreements (together, the Amended and Restated Contracts) for the fund, effective January 1, 2020, for a one month period through January 31, 2020, in connection with an upcoming consolidation of certain of Fidelity's advisory businesses.

The Board considered that, on or about January 1, 2020, each of FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and SelectCo, LLC (SelectCo) will merge with and into Fidelity Management & Research Company (FMR) and that, after the merger, FMR will redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that the Amended and Restated Contracts would be updated to reflect the renamed adviser, Fidelity Management & Research Company LLC and its new form of organization and domicile. The Board also noted that the Amended and Restated Contracts will not change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

The Board concluded that the fund's Amended and Restated Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved through January 31, 2020.

In connection with its consideration of future renewals of the fund's Amended and Restated Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Amended and Restated Contracts should be approved.

VIPFHI-ANN-0220
1.9859331.105

Item 2.

Code of Ethics

As of the end of the period, December 31, 2019, Variable Insurance Products Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to VIP Floating Rate High Income Portfolio (the “Fund”):

Services Billed by PwC

December 31, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Floating Rate High Income Portfolio	$59,000	$4,800	$3,500	$2,000

December 31, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Floating Rate High Income Portfolio	$61,000	$5,200	$3,500	$2,600

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	December 31, 2019A	December 31, 2018A
Audit-Related Fees	$7,705,000	$7,930,000
Tax Fees	$10,000	$20,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2019A	December 31, 2018A
PwC	$12,365,000	$11,135,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting

Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 20, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 20, 2020